Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (4.0%)
	International Flavors & Fragrances Inc.	93,255	13,019
	Fastenal Co.	215,402	10,830
	Nucor Corp.	113,153	9,083
	Newmont Corp.	150,164	9,050
*	Freeport-McMoRan Inc.	273,619	9,010
	International Paper Co.	147,452	7,973
	Celanese Corp. Class A	42,867	6,422
	Albemarle Corp.	43,746	6,392
	Avery Dennison Corp.	31,090	5,710
	Eastman Chemical Co.	50,925	5,608
	FMC Corp.	48,706	5,387
	LyondellBasell Industries NV Class A	50,097	5,213
	CF Industries Holdings Inc.	39,994	1,815
	Westlake Chemical Corp.	6,047	537
			96,049
Consumer Discretionary (15.9%)
*	Chipotle Mexican Grill Inc. Class A	10,548	14,987
*	Aptiv plc	101,351	13,976
*	Delta Air Lines Inc.	239,500	11,563
	DR Horton Inc.	129,639	11,553
*	Peloton Interactive Inc. Class A	94,000	10,569
*	Trade Desk Inc. Class A	15,980	10,414
	Lennar Corp. Class A	102,192	10,345
*	Dollar Tree Inc.	88,244	10,100
	Best Buy Co. Inc.	87,430	10,038
	ViacomCBS Inc. Class B	203,441	9,175
*	Etsy Inc.	44,900	9,055
*	Expedia Group Inc.	51,849	8,924
*	Copart Inc.	79,830	8,670
*	Wayfair Inc. Class A	27,413	8,628
*	Carnival Corp.	309,216	8,207
*	CarMax Inc.	60,977	8,089
	Tractor Supply Co.	43,613	7,723
*	Take-Two Interactive Software Inc.	43,197	7,633
	Garmin Ltd.	57,446	7,574
*	Burlington Stores Inc.	24,860	7,428
*	Royal Caribbean Cruises Ltd.	81,143	6,947
	Darden Restaurants Inc.	48,894	6,943
*	Lululemon Athletica Inc.	22,272	6,831
*	Southwest Airlines Co.	110,700	6,759
*	United Airlines Holdings Inc.	117,104	6,738

		Shares	Market Value ($000)
*	DraftKings Inc. Class A	102,766	6,303
*	Hilton Worldwide Holdings Inc.	52,100	6,300
	Genuine Parts Co.	54,183	6,263
*	Ulta Beauty Inc.	20,072	6,206
*	NVR Inc.	1,313	6,185
*	Lyft Inc. Class A	95,998	6,065
	Omnicom Group Inc.	80,744	5,987
*	AutoZone Inc.	4,242	5,957
	MGM Resorts International	148,496	5,641
	Domino's Pizza Inc.	14,559	5,355
	Whirlpool Corp.	23,616	5,204
	PulteGroup Inc.	94,828	4,973
*	Wynn Resorts Ltd.	39,050	4,896
	Hasbro Inc.	48,988	4,709
	News Corp. Class A	184,721	4,697
	Fox Corp. Class A	126,200	4,557
	Advance Auto Parts Inc.	24,586	4,511
*	Live Nation Entertainment Inc.	52,919	4,480
*	Discovery Inc. Class C	113,712	4,195
	BorgWarner Inc.	89,640	4,156
*	LKQ Corp.	96,738	4,095
*	Carvana Co. Class A	14,662	3,847
*	Caesars Entertainment Inc.	37,100	3,244
*	Penn National Gaming Inc.	29,100	3,051
*	American Airlines Group Inc.	119,851	2,864
	Rollins Inc.	82,917	2,854
*	Liberty Media Corp.-Liberty SiriusXM Class C	61,036	2,692
*,1	Discovery Inc. Class A	57,704	2,508
*	Chewy Inc. Class A	26,820	2,272
*,1	QuantumScape Corp. Class A	49,768	2,227
*	Vail Resorts Inc.	7,552	2,203
	Interpublic Group of Cos. Inc.	73,201	2,138
	Lear Corp.	11,229	2,035
	Fox Corp. Class B	56,768	1,983
	Aramark	47,649	1,800
*	Liberty Media Corp.-Liberty SiriusXM Class A	29,445	1,298
	Warner Music Group Corp. Class A	33,467	1,149
[1]	Sirius XM Holdings Inc.	156,400	953
	Lennar Corp. Class B	6,899	568
	ViacomCBS Inc. Class A	2,790	132
	News Corp. Class B	3,475	82
			379,504
Consumer Staples (4.3%)
	Corteva Inc.	278,869	13,001
	Clorox Co.	47,211	9,106
	McCormick & Co. Inc. (Non-Voting)	93,426	8,330
	Tyson Foods Inc. Class A	110,515	8,211
	Church & Dwight Co. Inc.	91,930	8,030
	Conagra Brands Inc.	174,014	6,543
	AmerisourceBergen Corp. Class A	53,724	6,343
	Kellogg Co.	96,820	6,129
	Archer-Daniels-Midland Co.	104,700	5,968
	McKesson Corp.	29,800	5,812
	J M Smucker Co.	40,680	5,147
	Kroger Co.	135,704	4,884
	Hormel Foods Corp.	101,387	4,844
	Lamb Weston Holdings Inc.	54,913	4,255

		Shares	Market Value ($000)
	Campbell Soup Co.	73,858	3,713
*	Molson Coors Beverage Co. Class B	33,808	1,729
			102,045
Energy (4.0%)
	Pioneer Natural Resources Co.	81,095	12,880
	Valero Energy Corp.	153,300	10,976
	Occidental Petroleum Corp.	349,300	9,299
	ONEOK Inc.	166,982	8,459
	Hess Corp.	103,636	7,333
	Halliburton Co.	316,455	6,791
*	Plug Power Inc.	188,500	6,756
	Phillips 66	82,000	6,686
	Marathon Petroleum Corp.	121,979	6,525
*	Cheniere Energy Inc.	85,620	6,166
	Baker Hughes Co. Class A	259,612	5,610
	Williams Cos. Inc.	227,864	5,398
*	Enphase Energy Inc.	21,800	3,535
			96,414
Financials (11.5%)
	MSCI Inc. Class A	29,429	12,339
	Willis Towers Watson plc	48,367	11,070
	First Republic Bank	65,930	10,994
	Discover Financial Services	115,032	10,927
	State Street Corp.	125,386	10,534
	Ameriprise Financial Inc.	43,792	10,179
	KKR & Co. Inc.	205,572	10,042
	Fifth Third Bancorp	267,366	10,013
*	SVB Financial Group	19,467	9,610
	Arthur J Gallagher & Co.	72,700	9,071
	Hartford Financial Services Group Inc.	134,112	8,957
	Northern Trust Corp.	74,230	7,802
	American International Group Inc.	162,100	7,491
	Regions Financial Corp.	360,193	7,442
	M&T Bank Corp.	48,286	7,321
	KeyCorp	363,236	7,257
	Citizens Financial Group Inc.	159,350	7,035
	MarketAxess Holdings Inc.	13,526	6,735
	Broadridge Financial Solutions Inc.	43,392	6,643
	Nasdaq Inc.	43,226	6,374
	Ally Financial Inc.	140,408	6,348
	Principal Financial Group Inc.	102,364	6,138
	Huntington Bancshares Inc.	381,833	6,002
	Cincinnati Financial Corp.	57,404	5,918
*	Markel Corp.	5,174	5,896
	Raymond James Financial Inc.	46,458	5,694
*	Arch Capital Group Ltd.	144,948	5,562
	Equitable Holdings Inc.	163,513	5,334
	Annaly Capital Management Inc.	523,990	4,506
	FactSet Research Systems Inc.	14,257	4,399
	Loews Corp.	85,233	4,371
	Fidelity National Financial Inc.	104,644	4,255
	Cboe Global Markets Inc.	40,270	3,974
	W R Berkley Corp.	49,956	3,764
	Everest Re Group Ltd.	15,024	3,723
	Globe Life Inc.	35,307	3,412
	Franklin Resources Inc.	113,647	3,364
*,1	Opendoor Technologies Inc.	130,100	2,757

		Shares	Market Value ($000)
	Lincoln National Corp.	34,136	2,126
	Interactive Brokers Group Inc. Class A	28,950	2,114
	AGNC Investment Corp.	101,301	1,698
*	Alleghany Corp.	2,497	1,564
	SEI Investments Co.	24,333	1,483
	Tradeweb Markets Inc. Class A	16,200	1,199
			273,437
Health Care (11.0%)
*	IDEXX Laboratories Inc.	32,046	15,680
*	Centene Corp.	218,160	13,943
*	IQVIA Holdings Inc.	71,973	13,901
*	Veeva Systems Inc. Class A	51,138	13,359
*	Dexcom Inc.	36,093	12,971
	ResMed Inc.	54,584	10,590
*	Laboratory Corp. of America Holdings	36,520	9,314
*	Teladoc Health Inc.	50,700	9,215
*	Exact Sciences Corp.	63,448	8,361
	Cerner Corp.	114,848	8,255
	West Pharmaceutical Services Inc.	27,800	7,834
	Teleflex Inc.	17,518	7,278
*	Align Technology Inc.	13,314	7,210
*	Hologic Inc.	96,589	7,184
*	Seagen Inc.	50,944	7,074
	Cooper Cos. Inc.	18,407	7,070
	Cardinal Health Inc.	110,123	6,690
*	Insulet Corp.	24,800	6,471
	Quest Diagnostics Inc.	50,092	6,429
*	Viatris Inc.	456,057	6,371
*	Alnylam Pharmaceuticals Inc.	43,933	6,203
*	Varian Medical Systems Inc.	34,414	6,075
*	Alexion Pharmaceuticals Inc.	39,191	5,993
*	Incyte Corp.	70,081	5,695
*	ABIOMED Inc.	16,955	5,404
	DENTSPLY SIRONA Inc.	81,973	5,231
*	Elanco Animal Health Inc.	177,140	5,217
*	BioMarin Pharmaceutical Inc.	68,114	5,143
	Royalty Pharma plc Class A	109,104	4,759
*	Horizon Therapeutics plc	42,000	3,866
	Universal Health Services Inc. Class B	27,763	3,703
*	Henry Schein Inc.	53,390	3,697
*	Catalent Inc.	31,900	3,359
*	DaVita Inc.	26,728	2,880
*	10X Genomics Inc. Class A	13,700	2,480
*	Bio-Rad Laboratories Inc. Class A	3,953	2,258
*	PPD Inc.	46,177	1,747
*	Oak Street Health Inc.	31,686	1,720
*	GoodRx Holdings Inc. Class A	14,375	561
			261,191
Industrials (14.1%)
	Carrier Global Corp.	326,105	13,768
	IHS Markit Ltd.	133,893	12,958
*	TransDigm Group Inc.	19,492	11,460
	Cintas Corp.	33,481	11,427
	AMETEK Inc.	86,522	11,051
	Verisk Analytics Inc. Class A	61,021	10,782
	Ball Corp.	123,042	10,427
*	Mettler-Toledo International Inc.	8,756	10,119

		Shares	Market Value ($000)
*	Keysight Technologies Inc.	69,820	10,012
*	Zebra Technologies Corp. Class A	20,060	9,733
	Old Dominion Freight Line Inc.	39,505	9,497
	Kansas City Southern	34,100	9,000
*	United Rentals Inc.	27,078	8,917
	Fortive Corp.	120,311	8,499
	Synchrony Financial	208,100	8,461
*	FleetCor Technologies Inc.	31,357	8,423
	Vulcan Materials Co.	49,712	8,389
	Equifax Inc.	45,621	8,263
	Martin Marietta Materials Inc.	23,316	7,830
	Dover Corp.	53,843	7,383
*	Trimble Inc.	93,904	7,305
	Xylem Inc.	67,668	7,117
*	Ingersoll Rand Inc.	141,012	6,939
	Expeditors International of Washington Inc.	63,518	6,840
	WW Grainger Inc.	16,663	6,681
*	Waters Corp.	23,328	6,629
	TransUnion	71,503	6,435
	Jacobs Engineering Group Inc.	48,780	6,306
	Masco Corp.	96,528	5,782
	Rockwell Automation Inc.	21,774	5,780
	Otis Worldwide Corp.	81,396	5,571
	Westinghouse Air Brake Technologies Corp.	67,355	5,332
	JB Hunt Transport Services Inc.	31,669	5,323
	Westrock Co.	98,803	5,143
	Fortune Brands Home & Security Inc.	52,076	4,990
	Crown Holdings Inc.	50,563	4,907
	CH Robinson Worldwide Inc.	50,190	4,790
	Packaging Corp. of America	35,608	4,789
	Textron Inc.	84,918	4,762
	Snap-on Inc.	20,357	4,697
*	Generac Holdings Inc.	11,800	3,864
	Western Union Co.	154,126	3,801
	HEICO Corp. Class A	27,499	3,124
	Cognex Corp.	31,341	2,601
	Jack Henry & Associates Inc.	14,260	2,163
	HEICO Corp.	16,169	2,034
*	Mohawk Industries Inc.	10,519	2,023
	Hubbell Inc. Class B	10,132	1,894
*	XPO Logistics Inc.	15,301	1,887
*	Affirm Holdings Inc. Class A	9,823	695
			336,603
Real Estate (8.6%)
	Digital Realty Trust Inc.	105,175	14,813
*	CoStar Group Inc.	14,784	12,151
	SBA Communications Corp. Class A	41,205	11,436
	Welltower Inc.	156,614	11,218
	Equity Residential	139,736	10,009
	Weyerhaeuser Co.	280,521	9,986
	AvalonBay Communities Inc.	52,359	9,661
*	CBRE Group Inc. Class A	119,619	9,463
	Realty Income Corp.	140,069	8,894
	Alexandria Real Estate Equities Inc.	51,283	8,426
*	Zillow Group Inc. Class C	58,500	7,584
	Ventas Inc.	140,500	7,494
	Simon Property Group Inc.	61,633	7,012
	Invitation Homes Inc.	212,574	6,800

		Shares	Market Value ($000)
	Essex Property Trust Inc.	24,328	6,613
	Extra Space Storage Inc.	49,292	6,534
	Healthpeak Properties Inc.	201,909	6,409
	Sun Communities Inc.	41,888	6,285
	Mid-America Apartment Communities Inc.	42,938	6,198
	Duke Realty Corp.	140,299	5,883
	Boston Properties Inc.	52,574	5,324
	UDR Inc.	111,350	4,884
	WP Carey Inc.	65,727	4,651
	Camden Property Trust	36,630	4,026
	Iron Mountain Inc.	108,163	4,003
*	Host Hotels & Resorts Inc.	132,558	2,234
*	Zillow Group Inc. Class A	16,100	2,115
	Regency Centers Corp.	31,899	1,809
	VEREIT Inc.	42,898	1,657
			203,572
Technology (18.0%)
	Microchip Technology Inc.	100,989	15,675
	Amphenol Corp. Class A	224,752	14,827
*	Cadence Design Systems Inc.	104,645	14,335
*	Synopsys Inc.	57,161	14,163
*	DocuSign Inc. Class A	66,500	13,463
*	Match Group Inc.	94,804	13,024
	Corning Inc.	288,245	12,542
	Marvell Technology Group Ltd.	252,038	12,345
	Xilinx Inc.	92,015	11,401
	Skyworks Solutions Inc.	61,829	11,344
*	Palo Alto Networks Inc.	34,666	11,165
*	ANSYS Inc.	32,542	11,050
*	Okta Inc. Class A	45,477	10,024
*	Fortinet Inc.	52,070	9,603
	KLA Corp.	28,919	9,555
	Maxim Integrated Products Inc.	100,589	9,191
*	Twitter Inc.	142,277	9,053
*	RingCentral Inc. Class A	30,090	8,963
	CDW Corp.	53,662	8,894
*	Splunk Inc.	60,687	8,222
*	EPAM Systems Inc.	20,000	7,934
*	Qorvo Inc.	42,478	7,761
	Hewlett Packard Enterprise Co.	485,068	7,635
	Teradyne Inc.	62,500	7,605
*	HubSpot Inc.	16,500	7,494
*	Pinterest Inc. Class A	99,804	7,388
	Western Digital Corp.	109,028	7,278
*	Slack Technologies Inc. Class A	178,603	7,257
*	VeriSign Inc.	36,031	7,161
*	Paycom Software Inc.	19,192	7,102
*	Coupa Software Inc.	27,100	6,896
*	Datadog Inc. Class A	78,900	6,576
	Citrix Systems Inc.	46,153	6,478
*	Tyler Technologies Inc.	15,200	6,453
*	IAC/InterActiveCorp	29,570	6,396
*	Akamai Technologies Inc.	61,052	6,221
	Seagate Technology plc	79,890	6,132
*	Crowdstrike Holdings Inc. Class A	33,500	6,114
	NetApp Inc.	83,880	6,096
*	Gartner Inc.	31,637	5,775
	SS&C Technologies Holdings Inc.	81,661	5,706

		Shares	Market Value ($000)
*	Cloudflare Inc. Class A	79,800	5,607
*,1	Unity Software Inc.	51,298	5,146
*	GoDaddy Inc. Class A	63,597	4,936
*	Zscaler Inc.	27,700	4,755
	NortonLifeLock Inc.	207,363	4,409
*	Black Knight Inc.	55,885	4,135
*	ON Semiconductor Corp.	77,200	3,212
*	Dropbox Inc. Class A	118,286	3,153
*	Zendesk Inc.	22,100	2,931
	Monolithic Power Systems Inc.	8,063	2,848
*	IPG Photonics Corp.	12,991	2,740
*	MongoDB Inc. Class A	10,157	2,716
	Leidos Holdings Inc.	26,600	2,561
*	F5 Networks Inc.	11,531	2,406
*	ZoomInfo Technologies Inc. Class A	33,208	1,624
*	Palantir Technologies Inc. Class A	65,848	1,534
*	Bumble Inc. Class A	21,651	1,351
*	Qualtrics International Inc. Class A	9,964	328
			428,689
Telecommunications (2.1%)
	Motorola Solutions Inc.	63,431	11,928
*	Liberty Broadband Corp. Class C	58,739	8,820
*	Roku Inc. Class A	20,796	6,775
*	Arista Networks Inc.	21,490	6,487
	Lumen Technologies Inc.	411,887	5,499
*	DISH Network Corp. Class A	91,631	3,317
*	Altice USA Inc. Class A	86,277	2,806
	Juniper Networks Inc.	61,439	1,556
*	Liberty Broadband Corp. Class A	9,486	1,377
	Ubiquiti Inc.	1,166	348
			48,913
Utilities (6.2%)
	Eversource Energy	128,684	11,143
	WEC Energy Group Inc.	118,363	11,078
	Waste Connections Inc.	98,387	10,624
	American Water Works Co. Inc.	68,062	10,204
	Consolidated Edison Inc.	128,439	9,607
	DTE Energy Co.	72,096	9,599
	Edison International	142,041	8,324
	PPL Corp.	288,367	8,316
	Ameren Corp.	92,706	7,542
	Entergy Corp.	75,156	7,476
	FirstEnergy Corp.	203,778	7,069
	AES Corp.	249,823	6,698
	CMS Energy Corp.	108,399	6,636
*	PG&E Corp.	557,867	6,533
	Alliant Energy Corp.	93,798	5,080
	Evergy Inc.	84,965	5,058
	CenterPoint Energy Inc.	204,295	4,627
	NiSource Inc.	146,793	3,539
	Vistra Corp.	183,426	3,243
	NRG Energy Inc.	45,771	1,727
	Pinnacle West Capital Corp.	21,194	1,724
	Avangrid Inc.	23,245	1,158
			147,005
Total Common Stocks (Cost $1,691,790)			2,373,422

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $13,347)	0.081%	133,472	13,347
Total Investments (100.3%) (Cost $1,705,137)				2,386,769
Other Assets and Liabilities—Net (-0.3%)				(6,118)
Net Assets (100%)				2,380,651
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,006,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,153,000 was received for securities on loan, of which $9,730,000 is held in Vanguard Market Liquidity Fund and $2,423,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2021	26	6,774	(57)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.